Equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of Unrealized Results
(d)
Unrealized results, net -

This item is made up as follows:

	Unrealized gain (loss)
	Instruments that will not be reclassified to consolidated statement of income	Instruments to be reclassified to the consolidated statement of income
	Equity instruments at fair value	Debt instruments at fair value	Insurance contracts reserve	Cash flow hedge reserve	Translation of foreign operations	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balances as of January 1, 2023	(46,763)	(2,420,809)	1,711,493	(9,262)	210,920	(554,421)
Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	(968,599)	—	—	(968,599)
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	16,055	—	—	—	—	16,055
Transfer to retained earnings from realized gain from equity instruments at fair value through other comprehensive income, Note 5(g)	(33,433)	—	—	—	—	(33,433)
Unrealized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	1,128,206	—	—	—	1,128,206
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of realized loss	—	(8,350)	—	—	—	(8,350)
Transfer of impairment on debt instruments at fair value through other comprehensive income	—	7,390	—	—	—	7,390
Variation for net unrealized loss on cash flow hedges	—	—	—	(67,980)	—	(67,980)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	45,309	—	45,309
Translation of foreign operations	—	—	—	—	(21,970)	(21,970)
Balances as of December 31, 2023	(64,141)	(1,293,563)	742,894	(31,933)	188,950	(457,793)
Effect of changes in the discount rates of pension reserves	—	—	(61,299)	—	—	(61,299)
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	1,263	—	—	—	—	1,263
Transfer to retained earnings from realized loss from equity instruments at fair value through other comprehensive income, Note 5(g)	53,737	—	—	—	—	53,737
Unrealized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss	—	259,523	—	—	—	259,523
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of realized loss	—	(25,325)	—	—	—	(25,325)
Transfer of impairment on debt instruments at fair value through other comprehensive income	—	47,497	—	—	—	47,497
Variation for net unrealized loss on cash flow hedges	—	—	—	(57,848)	—	(57,848)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	40,668	—	40,668
Translation of foreign operations	—	—	—	—	11,747	11,747
Balances as of December 31, 2024	(9,141)	(1,011,868)	681,595	(49,113)	200,697	(187,830)
Effect of changes in the discount rates of pension reserves	—	—	(735,284)	—	—	(735,284)
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss	69,079	—	—	—	—	69,079
Unrealized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss.	—	730,337	—	—	—	730,337
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of realized loss.	—	(101,536)	—	—	—	(101,536)
Transfer of impairment on debt instruments at fair value through other comprehensive income	—	263,368	—	—	—	263,368
Variation for net unrealized gain on cash flow hedges	—	—	—	92,950	—	92,950
Transfer of realized gain on cash flow hedges to consolidated statement of income, net of realized loss	—	—	—	(53,046)	—	(53,046)
Translation of foreign operations	—	—	—	—	(101,063)	(101,063)
Other movements	(13,009)	—	—	—	—	(13,009)
Balances as of December 31, 2025	46,929	(119,699)	(53,689)	(9,209)	99,634	(36,034)

Summary of Other Comprehensive Income Explanatory
(e)
Components of other comprehensive income -

The consolidated statement of comprehensive income includes: (i) other comprehensive income that will not be reclassified to the consolidated statement of income in future periods, such as the revaluation of gain (loss) in equity instruments at fair value through other comprehensive income; which will not be reclassified to the consolidated statement of income at the time of its disposal, but will be reclassified to retained earnings; and (ii) other comprehensive income to be reclassified to the consolidated statement of income in future periods, such as the comprehensive income of financial instruments derivatives used as cash flow hedges, debt instruments at fair value through other comprehensive income and translation for foreign operations. Below is the movement of the caption:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Other comprehensive income that will not be reclassified to the consolidated statement of income in future periods:
Equity instruments at fair value through other comprehensive income
Gains on equity instruments at fair value through other comprehensive income, net	69,079	1,263	16,055
Subtotal	69,079	1,263	16,055
Non-controlling interest	690	190	8
Income Tax	183	1,595	157
Total	69,952	3,048	16,220
Other comprehensive income to be reclassified to the consolidated statement of income in future periods:
Debt instruments at fair value through other comprehensive income
Net gain unrealized on debt instruments at fair value through other comprehensive income	730,337	259,523	1,128,206
Transfer to income of net realized gain on debt instruments at fair value through other comprehensive income	(101,536)	(25,325)	(8,350)
Transfer to income of loss for impairment on debt instruments at fair value through other comprehensive income	263,368	47,497	7,390
Subtotal	892,169	281,695	1,127,246
Non-controlling interest	2,506	1,448	3,618
Income Tax	4,129	3,595	3,645
Total	898,804	286,738	1,134,509
Insurance contracts reserve at fair value	(735,284)	(61,299)	(968,599)
Non-controlling interest	(1,082)	(90)	(1,592)
Total	(736,366)	(61,389)	(970,191)
Cash flow hedges:
Net gain (loss) from cash flow hedges	92,950	(57,848)	(67,980)
Transfer of net realized (gain) loss from cash flow hedge to consolidated statement of income	(53,046)	40,668	45,309
Subtotal	39,904	(17,180)	(22,671)
Non-controlling interest	109	(23)	(105)
Income Tax	6,588	(1,402)	(6,336)
Total	46,601	(18,605)	(29,112)
Foreign currency translation	(101,063)	11,747	(21,970)

Summary of Contingent Credits Weighted By Risk And Regulatory Capital Explanatory

As of December 31, 2025 and 2024, in application of the current SBS Resolutions, Interbank maintains the following amounts related to the risk weighted assets and contingent and regulatory capital (basic and supplementary):

	2025	2024
	S/(000)	S/(000)
Total risk weighted assets and credits	69,129,765	64,308,282
Total regulatory capital	11,076,092	10,239,304
Basic regulatory capital (Level 1)	8,641,287	7,892,361
Supplementary regulatory capital (Level 2)	2,434,805	2,346,943
Global capital to regulatory capital ratio	16.02%	15.92%

Summary of Equity Surplus Explanatory

As of December 31, 2025 and 2024, Interseguro’s surplus equity is as follows:

	2025	2024
	S/(000)	S/(000)
Regulatory capital	1,657,014	1,509,399
Less
Solvency equity (solvency margin)	750,377	706,926
Guarantee fund	626,067	499,073
Surplus	280,570	303,400

Summary of Risk Weighted Assets Capital Ratio

The Central Bank of the Bahamas requires Inteligo Bank to maintain a regulatory capital of not less than 8 percent of its risk weighted assets. Inteligo Bank’s capital ratio as of December 31, 2025 and 2024 is the following:

	2025	2024
	US$(000)	US$(000)
Total eligible capital	184,221	157,178
Total risk weighted assets	847,099	812,526
Capital adequacy ratio (in percentage)	21.75	19.34